Short-term Loans - Summary of Short-term Loans (Detail) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Amount	$ 118,522.3	$ 88,754.7	$ 3,962.6
Original loan content			$ 2,370.0	€ 1,410.0	$ 2,610.0	€ 242.0
Maturity date	2020-05	2019-01
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	2.22%	3.22%	2.22%	2.22%	3.22%	3.22%
Unsecured Loans [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 118,522.3	$ 88,754.7